Risks Arising from Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Disclosure of Financial Assets Other than Cash and Short-Term Deposits

Set out below, is an overview of financial assets, other than cash and short-term deposits, held by the company as at 30 June 2018 and 31 December 2017:

Million US dollar	30 June 2018	31 December 2017
Debt instruments at amortized cost
Trade and other receivables	7 297	7 400

Debt instruments at fair value through OCI
Debt securities held to maturity	22	24

Debt instruments at fair value through profit or loss
Quoted debt securities	4	1 304

Equity instruments at fair value through OCI
Unquoted equity shares	90	76

Financial assets at fair value through profit or loss

Derivatives not designated in hedge accounting relationships:
Equity swaps	56	62
Cross currency interest rate swaps	10	9
Other derivatives	4	1

Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	441	151
Interest rate swaps	16	14

Commodities	145	246

	8 085	9 287
Of which:
Non-current	897	125
Current	7 188	9 162

Disclosure of Financial Liabilities

Set out below is an overview of financial liabilities held by the company as at 30 June 2018 and 31 December 2017:

Million US dollar	30 June 2018	31 December 2017
Financial liabilities at fair value through profit or loss

Derivatives not designated in hedge accounting relationships:
Equity swaps	1 817	1 098
Cross currency interest rate swaps	693	906
Other derivatives	0	2

Derivatives designated in hedge accounting relationships:
Foreign exchange forward contracts	402	211
Interest rate swaps	93	37
Commodities	46	67
Other derivatives	54	73

Financial liabilities at amortized cost

Trade and other payables	22 136	26 224

Non-current interest-bearing loans and borrowings:
Secured bank loans	135	230
Unsecured bank loans	128	153
Unsecured bond issues	110 459	108 327
Unsecured other loans	52	53
Finance lease liabilities	175	186

Current interest-bearing loans and borrowings:
Secured bank loans	1 405	272
Unsecured bank loans	126	739
Unsecured bond issues	2 604	4 510
Unsecured other loans	13	15
Commercial paper	1 801	1 870
Bank overdrafts	72	117
Finance lease liabilities	25	27

	142 236	145 117
Of which:
Non-current	113 077	111 348
Current	29 159	33 769

Summary of Derivative Financial Instruments Outstanding at Year-end by Maturity Bucket

The following table provides an overview of the derivative financial instruments outstanding at 30 June 2018 by maturity bucket. The amounts included in this table are the notional amounts.

	30 June 2018					31 December 2017
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years
Foreign currency
Forward exchange contracts	14 717	193	0	0	0	11 637	233	—	—	—
Foreign currency futures	643	0	0	0	0	655	—	—	—	—

Interest rate
Interest rate swaps	2 325	1 750	0	1 879	59	1 075	2 250	750	1 883	88
Cross currency interest rate swaps	1 797	0	0	6 400	658	711	1 797	—	5 900	1 176
Other interest rate derivatives	0	4	0	0	565	—	—	5	—	565

Commodities
Aluminum swaps	1 600	13	0	0	0	1 412	21	—	—	—
Other commodity derivatives	1 102	25	0	0	0	1 214	144	—	—	—

Equity
Equity derivatives	11 514	0	0	0	0	11 799	—	—	—	—

Summary of Nominal Contractual Maturities of Non-Derivative Financial Liabilities

The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative financial assets and liabilities:

	30 June 2018
Million US dollar	Carrying amount[1]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(1 540)	(1 580)	(1 416)	(62)	(19)	(35)	(48)
Commercial papers	(1 801)	(1 802)	(1 802)	0	0	0	0
Unsecured bank loans	(254)	(263)	(128)	(99)	(36)	0	0
Unsecured bond issues	(113 063)	(172 532)	(5 348)	(10 378)	(14 502)	(24 672)	(117 632)
Unsecured other loans	(65)	(94)	(10)	(22)	(12)	(8)	(42)
Finance lease liabilities	(200)	(279)	(39)	(46)	(29)	(32)	(133)
Bank overdraft	(72)	(72)	(72)	0	0	0	0
Trade and other payables	(22 136)	(22 417)	(20 902)	(334)	(192)	(498)	(491)

	(139 131)	(199 039)	(29 717)	(10 941)	(14 790)	(25 245)	(118 346)
Derivative financial assets/(liabilities)
Interest rate derivatives	(131)	(44)	(37)	(38)	(21)	11	41
Foreign exchange derivatives	43	58	49	9	0	0	0
Cross currency interest rate swaps	(683)	(807)	(26)	117	115	(900)	(113)
Commodity derivatives	99	94	93	1	0	0	0
Equity derivatives	(1 761)	(1 444)	(1 444)	0	0	0	0

	(2 433)	(2 143)	(1 365)	89	94	(889)	(72)
Of which: related to cash flow hedges	269	297	393	12	2	3	(113)

	31 December 2017
Million US dollar	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Non-derivative financial liabilities
Secured bank loans	(502)	(590)	(318)	(137)	(23)	(42)	(70)
Commercial papers	(1 870)	(1 871)	(1 871)	—	—	—	—
Unsecured bank loans	(892)	(927)	(761)	(129)	(37)	—	—
Unsecured bond issues	(112 837)	(167 056)	(8 951)	(13 951)	(12 908)	(24 655)	(106 591)
Unsecured other loans	(68)	(114)	(17)	(23)	(13)	(7)	(54)
Finance lease liabilities	(213)	(301)	(42)	(42)	(32)	(40)	(145)
Bank overdraft	(117)	(117)	(117)	—	—	—	—
Trade and other payables	(26 167)	(26 628)	(24 756)	(476)	(207)	(289)	(900)

	(142 666)	(197 604)	(36 833)	(14 758)	(13 220)	(25 033)	(107 760)
Derivative financial assets/(liabilities)
Interest rate derivatives	(96)	(101)	(9)	(21)	(14)	16	(73)
Foreign exchange derivatives	(61)	(52)	(59)	7	—	—	—
Cross currency interest rate swaps	(897)	(1 043)	65	(128)	114	(904)	(190)
Commodity derivatives	179	143	139	4	—	—	—
Equity derivatives	(1 036)	(1 134)	(1 134)	—	—	—	—

	(1 911)	(2 187)	(998)	(138)	100	(888)	(263)
Of which: related to cash flow hedges	(20)	(29)	64	5	2	4	(104)

[1]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

Summary for Each Type of Derivative Fair Value Recognized as Assets and Lliabilities

The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	30 June 2018	31 December 2017	30 June 2018	31 December 2017	30 June 2018	31 December 2017
Foreign currency
Forward exchange contracts	441	151	(402)	(211)	39	(60)
Foreign currency futures	4	1	0	(2)	4	(1)

Interest rate
Interest rate swaps	16	14	(93)	(37)	(77)	(23)
Cross currency interest rate swaps	10	9	(693)	(906)	(683)	(897)
Other interest rate derivatives	0	—	(54)	(73)	(54)	(73)

Commodities
Aluminum swaps	93	178	(9)	(5)	84	173
Sugar futures	34	24	(13)	(20)	21	4
Wheat futures	6	34	(6)	(22)	0	12
Other commodity derivatives	12	10	(18)	(20)	(6)	(10)

Equity
Equity derivatives	56	62	(1 817)	(1 098)	(1 761)	(1 036)

	672	483	(3 105)	(2 394)	(2 433)	(1 911)
Of which:
Non-current	29	25	(931)	(937)	(902)	(912)
Current	643	458	(2 174)	(1 457)	(1 531)	(999)

Analysis of Financial Instruments

Fair value hierarchy 30 June 2018 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	4	9	0
Derivatives at fair value through profit and loss	1	224	0
Derivatives in a cash flow hedge relationship	19	411	0
Derivatives in a fair value hedge relationship	0	7	0
Derivatives in a net investment hedge relationship	0	10	0

	24	661	0
Financial Liabilities
Deferred consideration on acquisitions at fair value	0	0	1 071
Derivatives at fair value through profit and loss	0	2 764	0
Derivatives in a cash flow hedge relationship	0	161	0
Derivatives in a fair value hedge relationship	0	152	0
Derivatives in a net investment hedge relationship	0	28	0

	0	3 105	1 071

Fair value hierarchy 31 December 2017 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	1 304	5	—
Derivatives at fair value through profit and loss	—	89	—
Derivatives in a cash flow hedge relationship	9	340	—
Derivatives in a fair value hedge relationship	—	36	—
Derivatives in a net investment hedge relationship	—	9	—

	1 313	479	—
Financial Liabilities
Deferred consideration on acquisitions at fair value	—	—	2 210
Derivatives at fair value through profit and loss	1	1 210	—
Derivatives in a cash flow hedge relationship	28	341	—
Derivatives in a fair value hedge relationship	—	129	—
Derivatives in a net investment hedge relationship	—	685	—

	29	2 365	2 210

Summary of Offsetting Financial Assets and Liabilities

The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	30 June 2018
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	667	667	(659)	9
Derivative liabilities	(3 109)	(3 109)	659	(2 450)

	31 December 2017
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	483	483	(466)	17
Derivative liabilities	(2 394)	(2 394)	466	(1 928)

[1]	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules
[2]	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules